Shareholder Fees - FidelitySustainableHighYieldETF-PRO	Dec. 30, 2023 USD ($)
FidelitySustainableHighYieldETF-PRO | Fidelity Sustainable High Yield ETF
Shareholder Fees:
(fees paid directly from your investment)	none